Income tax - Unrecognised deferred tax balances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income tax
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
Unrecognised deferred tax balances
Unrecognised deferred tax asset: Tax losses on revenue account	$ 470	$ 335
Unrecognised deferred tax liability: Gross retained earnings of subsidiaries which the Parent Entity does not intend to distribute in the foreseeable future	$ 55	55
Minimum
Income tax
Australian company tax rate (as a percent)	16.50%
Maximum
Income tax
Australian company tax rate (as a percent)	30.00%
Parent Entity
Unrecognised deferred tax balances
Unrecognised deferred tax asset: Tax losses on revenue account	$ 454	$ 264